Commitments and Contingencies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Repurchase Program Discounts
Upon the request of a holder of Series 2019 Preferred Stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more	$10.00

The repurchase price is subject to the following discounts, depending on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price as a Percentage of Estimated Value (1)
Less than 1 year	No repurchase allowed
1 year - 2 years	85%
3 years - 4 years	90%
5 years and thereafter	95%
A stockholder’s death or complete disability, less than 2 years	95%
A stockholder’s death or complete disability, 2 years or more	100%

(1)
For the purposes of the share repurchase program, the “estimated value per share” will initially be equal to the purchase price per share at which the original purchaser or purchasers of the shares bought its shares from us, and the purchase price per share will be adjusted to reflect any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares outstanding.

We plan to establish an estimated net asset value (“NAV”) per share of our common stock based on valuations of our assets and liabilities no later than May 17, 2021 and annually thereafter. Upon our establishment of an estimated NAV per share, the estimated NAV per share will be the estimated value per share pursuant to the share repurchase program.

Upon the request of a holder of Series 2019 Preferred Stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more	$10.00
The repurchase price is subject to the following discounts, depending on how long a redeeming stockholder has held each share:

Share Purchase Anniversary	Repurchase Price as a Percentage of Estimated Value (1)
Less than 1 year	No repurchase allowed
1 year - 2 years	85%
3 years - 4 years	90%
5 years and thereafter	95%
A stockholder’s death or complete disability, less than 2 years	95%
A stockholder’s death or complete disability, 2 years or more	100%

(1)
For the purposes of the share repurchase program, the “estimated value per share” will initially be equal to the purchase price per share at which the original purchaser or purchasers of the shares bought its shares from us, and the purchase price per share will be adjusted to reflect any stock dividends, combinations, splits, recapitalizations or any similar transaction with respect to the shares outstanding.

We plan to establish an estimated net asset value (“NAV”) per share of our common stock based on valuations of our assets and liabilities no later than May 17, 2021 and annually thereafter. Upon our establishment of an estimated NAV per share, the estimated NAV per share will be the estimated value per share pursuant to the share repurchase program.